Subsequent Events - Vesting schedule of restricted stock (Details) - Restricted Stock [Member] - 2013 Equity Incentive Plan [Member] - Employees [Member] - shares	1 Months Ended
	Mar. 23, 2018	Dec. 31, 2017
Disclosure of non-adjusting events after reporting period [line items]
Vesting shares (in shares)		9,973,799
Ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Vesting shares (in shares)	5,002,448
First vesting period
Disclosure of non-adjusting events after reporting period [line items]
Vesting shares (in shares)		360,439
First vesting period | Ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Vesting shares (in shares)	1,235,186
Second vesting period
Disclosure of non-adjusting events after reporting period [line items]
Vesting shares (in shares)		670,262
Second vesting period | Ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Vesting shares (in shares)	217,502
Third vesting period
Disclosure of non-adjusting events after reporting period [line items]
Vesting shares (in shares)		1,258,576
Third vesting period | Ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Vesting shares (in shares)	214,794
Fourth vesting period
Disclosure of non-adjusting events after reporting period [line items]
Vesting shares (in shares)		1,395,762
Fourth vesting period | Ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Vesting shares (in shares)	1,235,186
Fifth vesting period
Disclosure of non-adjusting events after reporting period [line items]
Vesting shares (in shares)		670,262
Fifth vesting period | Ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Vesting shares (in shares)	217,502
Sixth vesting period
Disclosure of non-adjusting events after reporting period [line items]
Vesting shares (in shares)		1,258,576
Sixth vesting period | Ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Vesting shares (in shares)	214,794
Seventh vesting period
Disclosure of non-adjusting events after reporting period [line items]
Vesting shares (in shares)		1,395,762
Seventh vesting period | Ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Vesting shares (in shares)	1,235,187
Eighth vesting period
Disclosure of non-adjusting events after reporting period [line items]
Vesting shares (in shares)		670,259
Eighth vesting period | Ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Vesting shares (in shares)	217,502
Ninth vesting period
Disclosure of non-adjusting events after reporting period [line items]
Vesting shares (in shares)		1,258,578
Ninth vesting period | Ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Vesting shares (in shares)	214,795